Other Current Assets and Accrued Liabilities - Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Current Assets and Accrued Liabilities
Predecessor seller receivable1		$ 1,691
Other	$ 1,389	346
Total	$ 1,389	$ 2,037